ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Aerospace & Defense - 5.0%
BAE Systems PLC - ADR	2,041	$131,543
General Dynamics Corp.	241	70,278
Lockheed Martin Corp.	145	79,177
		280,998

Agricultural & Farm Machinery - 2.2%
CNH Industrial NV	11,075	124,372

Air Freight & Logistics - 2.0%
Deutsche Post AG - ADR	2,818	113,030

Asset Management & Custody Banks - 0.9%
Franklin Resources, Inc.	2,473	51,364

Automobile Manufacturers - 3.5%
Stellantis NV	7,116	96,920
Toyota Motor Corp. - ADR	578	100,005
		196,925

Biotechnology - 2.8%
AbbVie, Inc.	381	77,675
Gilead Sciences, Inc.	876	77,806
		155,481

Brewers - 1.9%
Ambev SA - ADR	49,238	107,339

Commodity Chemicals - 2.6%
Dow, Inc.	1,020	50,368
LyondellBasell Industries NV - Class A	1,125	97,706
		148,074

Communications Equipment - 1.1%
Cisco Systems, Inc.	1,175	64,355

Construction & Engineering - 1.9%
Vinci SA - ADR	3,828	106,763

Construction Machinery & Heavy Transportation Equipment - 1.4%
Caterpillar, Inc.	213	80,131

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Diversified Banks - 11.2%
Banco Bilbao Vizcaya Argentaria SA - ADR	12,386	$122,993
Bank of America Corp.	1,884	78,789
BNP Paribas SA - ADR	3,365	114,309
Citigroup, Inc.	1,190	76,362
JPMorgan Chase & Co.	425	94,316
Royal Bank of Canada	1,176	142,167
		628,936

Drug Retail - 1.1%
Walgreens Boots Alliance, Inc.	6,291	59,513

Electrical Components & Equipment - 3.7%
Eaton Corp. PLC	417	138,269
Emerson Electric Co.	649	70,267
		208,536

Health Care Distributors - 1.4%
Cardinal Health, Inc.	718	77,917

Health Care Services - 1.2%
Cigna Group	223	70,203

Household Products - 3.3%
Procter & Gamble Co.	396	65,411
Reckitt Benckiser Group PLC - ADR	9,776	118,192
		183,603

Industrial Conglomerates - 2.1%
Siemens AG - ADR	1,240	120,367

Industrial Gases - 2.1%
Air Products and Chemicals, Inc.	388	120,486

Integrated Oil & Gas - 5.7%
BP PLC - ADR	3,384	99,354
Chevron Corp.	359	53,426
Exxon Mobil Corp.	535	62,477
TotalEnergies SE - ADR	1,653	103,412
		318,669

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Integrated Telecommunication Services - 1.3%
Verizon Communications, Inc.	1,696	$71,452

IT Consulting & Other Services - 1.5%
International Business Machines Corp.	411	84,962

Multi-line Insurance - 2.2%
AXA SA - ADR	3,332	124,783

Oil & Gas Refining & Marketing - 1.0%
Phillips 66	453	55,184

Packaged Foods & Meats - 4.2%
Kraft Heinz Co.	1,866	62,436
Nestle SA - ADR	1,179	111,439
Tyson Foods, Inc. - Class A	1,084	63,512
		237,387

Paper & Plastic Packaging Products & Materials - 1.7%
International Paper Co.	1,689	93,807

Pharmaceuticals - 15.2%
AstraZeneca PLC - ADR	1,589	113,057
Bristol-Myers Squibb Co.	1,300	72,501
GSK PLC - ADR	2,890	106,236
Johnson & Johnson	410	65,543
Merck & Co., Inc.	527	53,923
Novartis AG - ADR	1,236	133,982
Pfizer, Inc.	2,229	63,081
Roche Holding AG - ADR	3,601	139,755
Sanofi SA - ADR	2,094	110,731
		858,809

Restaurants - 1.4%
Starbucks Corp.	816	79,723

Semiconductors - 1.7%
Broadcom, Inc.	562	95,411

Soft Drinks & Non-alcoholic Beverages - 1.0%
PepsiCo, Inc.	326	54,142

ALTRIUS GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 97.7% (CONTINUED)	Shares	Value
Specialty Chemicals - 1.2%
Eastman Chemical Co.	629	$66,102

Steel - 1.8%
POSCO Holdings, Inc. - ADR	1,701	102,247

Tobacco - 5.4%
Altria Group, Inc.	1,429	77,823
British American Tobacco PLC - ADR	3,966	138,731
Philip Morris International, Inc.	661	87,715
		304,269

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc. - Class A	681	53,847
TOTAL COMMON STOCKS (Cost $5,089,015)		5,499,187

REAL ESTATE INVESTMENT TRUSTS - 1.4%
BXP, Inc.	988	79,593
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $59,679)		79,593

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.78% (a)	39,855	39,855
TOTAL SHORT-TERM INVESTMENTS (Cost $39,855)		39,855

TOTAL INVESTMENTS - 99.8% (Cost $5,188,549)		$5,618,635
Other Assets in Excess of Liabilities - 0.2%		14,051
TOTAL NET ASSETS - 100.0%		$5,632,686

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALTRIUS GLOBAL DIVIDEND ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Altrius Global Dividend ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$5,499,187	$—	$—	$5,499,187
Real Estate Investment Trusts	79,593	—	—	79,593
Money Market Funds	39,855	—	—	39,855
Total Investments	$5,618,635	$—	$—	$5,618,635

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.